UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

August 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.8%
Information Technology - 28.0%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	14,230	$1,387,283

Computers & Peripherals - 5.5%
Apple, Inc.	8,615	5,731,043

Internet Software & Services - 4.9%
eBay, Inc. (a)	26,316	1,249,220
Google, Inc.-Class A (a)	5,630	3,857,057

		5,106,277

IT Services - 2.6%
Cognizant Technology Solutions Corp.-Class A (a)	42,210	2,713,259

Software - 13.7%
ANSYS, Inc. (a)	23,860	1,663,042
Aspen Technology, Inc. (a)	35,970	876,949
Cadence Design Systems, Inc. (a)	64,820	855,624
Citrix Systems, Inc. (a)	32,570	2,530,363
Intuit, Inc.	16,530	967,666
MICROS Systems, Inc. (a)	27,290	1,382,511
Microsoft Corp.	86,080	2,652,986
Oracle Corp.	54,550	1,726,507
TIBCO Software, Inc. (a)	55,240	1,652,781

		14,308,429

		29,246,291

Health Care - 15.3%
Biotechnology - 4.4%
Amgen, Inc.	23,095	1,938,132
Biogen Idec, Inc. (a)	5,073	743,651
Celgene Corp. (a)	11,470	826,299
Gilead Sciences, Inc. (a)	19,570	1,128,993

		4,637,075

Health Care Equipment & Supplies - 2.2%
IDEXX Laboratories, Inc. (a)	15,270	1,451,566
Intuitive Surgical, Inc. (a)	1,650	811,454

		2,263,020

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.-Class A	20,200	778,104
McKesson Corp.	17,860	1,555,785
UnitedHealth Group, Inc.	66,960	3,635,928

		5,969,817

Pharmaceuticals - 3.0%
Allergan, Inc./United States	19,450	1,675,229
Bristol-Myers Squibb Co.	44,820	1,479,508

		3,154,737

		16,024,649

Company	Shares	U.S. $ Value
Industrials - 12.4%
Aerospace & Defense - 6.2%
Boeing Co. (The)	20,300	$1,449,420
Precision Castparts Corp.	12,960	2,087,597
Raytheon Co.	38,160	2,156,803
TransDigm Group, Inc. (a)	5,490	761,024

		6,454,844

Commercial Services & Supplies - 0.8%
Tetra Tech, Inc. (a)	32,270	837,084

Electrical Equipment - 1.6%
AMETEK, Inc.	22,010	755,163
Roper Industries, Inc.	9,340	960,059

		1,715,222

Industrial Conglomerates - 2.5%
Carlisle Cos., Inc.	11,690	611,854
General Electric Co.	95,390	1,975,527

		2,587,381

Machinery - 1.3%
Actuant Corp.-Class A	21,101	593,360
Dover Corp.	13,070	755,577

		1,348,937

		12,943,468

Consumer Discretionary - 11.5%
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc.-Class A (a)	5,650	1,630,816

Internet & Catalog Retail - 3.8%
HSN, Inc.	17,170	773,165
Liberty Interactive Corp. (a)	136,492	2,489,614
priceline.com, Inc. (a)	1,260	761,758

		4,024,537

Media - 3.9%
Comcast Corp.-Class A	53,110	1,780,778
Scripps Networks Interactive, Inc.-Class A	26,880	1,588,608
Viacom, Inc.-Class B	15,060	753,151

		4,122,537

Specialty Retail - 0.7%
Bed Bath & Beyond, Inc. (a)	11,340	761,708

Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	26,070	1,515,449

		12,055,047

Company	Shares	U.S. $ Value
Financials - 10.7%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	6,840	$804,521
BlackRock, Inc.-Class A	10,120	1,784,864
Goldman Sachs Group, Inc. (The)	8,200	866,904

		3,456,289

Commercial Banks - 2.7%
Wells Fargo & Co.	81,670	2,779,230

Diversified Financial Services - 3.3%
IntercontinentalExchange, Inc. (a)	13,700	1,872,790
JPMorgan Chase & Co.	42,940	1,594,791

		3,467,581

Insurance - 1.4%
ACE Ltd.	19,520	1,439,210

		11,142,310

Energy - 8.0%
Energy Equipment & Services - 6.5%
Cameron International Corp. (a)	26,980	1,476,076
Diamond Offshore Drilling, Inc.	25,534	1,711,288
Halliburton Co.	21,580	706,961
National Oilwell Varco, Inc.	18,810	1,482,228
Oceaneering International, Inc.	26,410	1,413,991

		6,790,544

Oil, Gas & Consumable Fuels - 1.5%
Noble Energy, Inc.	10,590	930,861
Occidental Petroleum Corp.	8,180	695,382

		1,626,243

		8,416,787

Consumer Staples - 5.1%
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	31,690	1,443,480

Personal Products - 0.5%
Nu Skin Enterprises, Inc. (b)	14,309	593,680

Tobacco - 3.2%
Philip Morris International, Inc.	37,440	3,343,392

		5,380,552

Materials - 0.8%
Chemicals - 0.8%
CF Industries Holdings, Inc.	4,096	847,913

Total Common Stocks (cost $79,612,695)		96,057,017

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Internet & Catalog Retail - 0.0%
Liberty Ventures (a) (cost $14,556)	2,275	$0

SHORT-TERM INVESTMENTS - 7.2%
Investment Companies - 7.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (c) (cost $7,542,338)	7,542,338	7,542,338

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $87,169,589)		103,599,355

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves - Class I, 0.18% (c) (cost $604,555)	604,555	604,555

Total Investments - 99.6% (cost $87,774,144) (d)		104,203,910
Other assets less liabilities - 0.4%		371,844

Net Assets - 100.0%		$104,575,754

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,414,935 and gross unrealized depreciation of investments was $(985,169), resulting in net unrealized appreciation of $16,429,766.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Core Opportunities Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$96,057,017		$	– 0	–	$	– 0	–	$96,057,017
Rights	– 0	–		– 0	–		– 0	–^	– 0	–
Short-Term Investments	7,542,338			– 0	–		– 0	–	7,542,338
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	604,555			– 0	–		– 0	–	604,555

Total Investments in Securities	104,203,910			– 0	–		– 0	–	104,203,910
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$104,203,910		$	– 0	–	$	– 0	–	$104,203,910

*	See Portfolio of Investments for sector classifications.
^	The Fund held securities with zero market value at period end.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Rights^			Total
Balance as of 11/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(14,556)			(14,556)
Purchases		14,556			14,556
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 8/31/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/12		$(14,556)			$(14,556)

^	The Fund held securities with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2012